Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 24, 2025	Feb. 28, 2025	Jan. 31, 2025	Jan. 10, 2025	Dec. 31, 2024	Jun. 28, 2024	Jun. 01, 2023
Common Stock, Par or Stated Value Per Share						$ 3.6	$ 0.003
Common Stock, Shares Authorized		833,333,333.33			10,000,000,000	833,333,333
Common Stock, Shares, Issued						4,560
Common Stock, Shares, Outstanding		16,001				4,558
Treasury stock, common shares	2					2		1,585
Common Class A [Member]
Common Stock, Par or Stated Value Per Share	$ 3.6	$ 3.60	$ 3.6	$ 3.6	$ 0.003
Common Stock, Shares Authorized	831,833,333	831,833,333.33			9,982,000,000
Common Stock, Shares, Issued	19,560,823	234,729,854	1,757	1,399		4,560
Common Stock, Shares, Outstanding	19,560,821	234,729,854				4,558
Common Class B [Member]
Common Stock, Par or Stated Value Per Share	$ 3.6	$ 3.60			$ 0.003
Common Stock, Shares Authorized	1,500,000	1,500,000			18,000,000
Common Stock, Shares, Issued	1,334	19,560,821
Common Stock, Shares, Outstanding	1,334	19,560,821